Concentrations	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Concentrations

18. CONCENTRATIONS

For the six months ended June 30, 2019 and 2018, no single customer accounted for greater than 10% of revenue. However, for the six months ended June 30, 2019 and 2018, the Company’s top five customers in aggregate accounted for 25% and 29% of the Company’s revenues, respectively.

The Company’s top five customers in aggregate accounted for 18% of accounts receivable as of June 30, 2019, while no single customer accounted for greater than 10% of accounts receivable. The Company’s top five customers in aggregate accounted for 23% of accounts receivable as of December 31, 2018, while no single customer accounted for greater than 10% or more of accounts receivable.

For the six months ended June 30, 2019 and 2018, approximately 98% and 84%, respectively, of total inventory purchases were from five unrelated suppliers. Two suppliers each accounted for greater than 10% of total inventory purchases in the six months ended June 30, 2019, and three suppliers each accounted for greater than 10% of total inventory purchases in the six months ended June 30, 2018.